Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
12.	INCOME TAXES

Cayman Islands

The Company and TechSoft Holding are tax exempted companies incorporated in the Cayman Islands.

British Virgin Islands

Under the current BVI law, income from Techfaith BVI, Great Earnest, 798 Entertainment, Finest Technology, Infoexcel Technology, Boost Time, Charm Faith, Fair Nice, Citylead and Time Spring are not subject to taxation.

Hong Kong

No provision for Hong Kong Profits Tax was made for the years ended December 31, 2011, 2012 and 2013 on the basis that Techfaith HK, Technology HK, QIGI HK and Media Chance did not have any assessable profits arising in or derived from Hong Kong.

PRC

On March 16, 2007, the National People’s Congress of China adopted the Enterprise Income Tax Law (“the EIT Law”) which became effective on January 1, 2008. The EIT Law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. Under the EIT Law, an enterprise which qualifies as a “high and new technology enterprise” (“the HNTE”) is entitled to a tax rate of 15%.

Techfaith China and Techfaith Intelligent Handset Beijing have obtained high and new technology enterprise under the old EIT law prior to January 1, 2008, obtained the HNTE in December 2008 and renewed the HNTE status in 2011 under the EIT Law. Techfaith Intelligent Handset Beijing was exempt from tax for three years followed by a 50% reduction in tax rate for the subsequent three years, starting from 2006.

Techfaith Shanghai is a qualified manufacturing foreign investment enterprise located in Shanghai Pudong according to the old EIT law prior to January 1, 2008, obtained HNTE in December 2008 and renewed the HNTE status in 2011.

Techfaith Hangzhou and TechSoft are foreign investment enterprise which was entitled to a two year exemption followed by a 50% reduction in tax rate for the subsequent three years over the statuary tax rate of 25% starting from 2007 and 2008, respectively.

One Net obtained the HNTE in September 2010 and renewed the HNTE status in 2013 under the EIT Law. Beginning from 2010, the tax rate for One Net is 15%.

The preferential tax rates, which are rates enjoyed by the PRC entities of the Group, different from the statutory rates, are presented in the following table.

Subsidiaries	2011	2012	2013	2014	2015

Techfaith China (1)	15.0%	15.0%	15.0%	15.0%	15.0%
Techfaith Intelligent Handset Beijing (1)	7.5%	15.0%	15.0%	15.0%	15.0%
Techfaith Shanghai (1)	15.0%	15.0%	15.0%	15.0%	15.0%
One Net (1)	15.0%	15.0%	15.0%	15.0%	15.0%
Techfaith Hangzhou	12.5%	25.0%	25.0%	25.0%	25.0%
TechSoft	12.5%	12.5%	25.0%	25.0%	25.0%

(1)	The HNTE status obtained by Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai in 2008 and the HNTE status obtained by One Net in 2010 under the EIT Law is valid for three years and qualifying entities can then apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. Techfaith China, Techfaith Intelligent Handset Beijing and Techfaith Shanghai renewed the HNTE status in 2011 and One Net renewed the HNTE status in 2013, and the Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future.

Accordingly, in calculating deferred tax assets and liabilities, the Group assumed its qualifying entities will continue to renew the HNTE status at the conclusion of the initial three year period.

The EIT Law includes a provision specifying that legal entities organized outside China will be considered residents for Chinese income tax purposes if their place of effective management or control is within China. If legal entities organized outside China were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income legal entities organized outside China earned to be subject to China’s 25% EIT. The Implementation Rules to EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. resides within China. Pursuant to the Implementation Rules to EIT Law released by the Chinese government, management does not believe that the legal entities organized outside China should be characterized as China tax residents for EIT Law purposes.

Under the EIT Law and its implementation rules, dividends generated after January 1, 2008 and payable by a foreign invested enterprise in China to its foreign investors who are nonresident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement.

Aggregate undistributed earnings of the Company’s subsidiaries and VIE located in the PRC that are taxable upon distribution to the Company of approximately $172,321, $182,656 and $176,001 at December 31, 2011, 2012 and 2013, respectively. The Group did not record any withholding tax on any of the aforementioned undistributed earnings because it intends to permanently reinvest all earnings in China and the Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2013. If the Group were to distribute such unremitted earnings, the Group would be subject to the dividend withholding taxes of approximately $11,389.

The current and deferred components of the income tax expense appearing in the consolidated statements of comprehensive income (loss) were as follows:

	2011	2012	2013

Current tax	$9,500	$5,531	$2,146
Deferred tax	(81)	104	—

	$9,419	$5,635	$2,146

All of the income taxes are related to the PRC entities of the Group.

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	December 31,
	2012	2013

Deferred tax assets - current:
Accrued expenses	$1,186	$1,386
Product warranty provision	13	18
Allowance for doubtful accounts	101	51
Inventory provision	699	921
Less: Valuation allowance	(1,999)	(2,376)

Net deferred tax assets - current	$—	$—

Deferred tax assets - non-current:
Depreciation and amortization	$270	$1,426
Net operating loss carry forwards	5,881	4,207
Less: Valuation allowance	(6,151)	(5,633)

Net deferred tax assets non-current	$—	$—

Reconciliation between the provision for income tax computed by PRC enterprise income tax rate of 25% to income before income taxes and actual provision for income taxes is as follows:

	2011	2012	2013

Income before income tax	$39,229	$3,790	$(825)
Tax provision at PRC enterprise income tax rate of 25%	9,807	948	(206)
Expenses not deductible for tax purposes	2,127	881	813
Preferential tax rates granted to PRC entities	(2,233)	413	94
Effect of the different income tax rates in other jurisdictions	1,096	114	345
Changes in valuation allowances	(1,378)	(3,731)	(141)
Expired operating loss carry forwards	—	7,010	1,241

	$9,419	$5,635	$2,146

Operating loss carry forwards of $43,824 and $7,028 expired during 2012 and 2013 respectively, therefore the effects of income tax are $7,010 and $1,241 in 2012 and 2013 respectively. As of December 31, 2013, the Group had $25,487 operating loss carry forwards that expire from 2014 through 2018, which will be available to offset future taxable income.

The Group determines whether or not a valuation allowance is required at the level of each taxable entity. The deferred tax assets arose in companies which are not expected to have any significant taxable income in the foreseeable future and consequently full provision has been made for the deferred tax assets of those entities.

Without the preferential tax rates granted to PRC entities, income tax expense would increase by approximately $7,325, $1,090 and $618 for the years ended December 31, 2011, 2012 and 2013, respectively, representing a decrease in the basic and diluted earnings per share of $0.01, $0.00 and $0.00, for the years ended December 31, 2011, 2012 and 2013, respectively.

The Group has concluded that there are no significant unrecognized tax positions requiring recognition in financial statements for the years ended December 31, 2011, 2012 and 2013. The Group did not incur any interest and penalties related to potential underpaid income tax expenses.

Since January 1, 2008, the relevant tax authorities of the Group’s subsidiaries and VIE have not conducted a tax examination on the Group’s subsidiaries and VIE. In accordance with relevant PRC tax administration laws, tax years from 2009 to 2013 of the Group’s PRC subsidiaries and VIE remain subject to tax audits as of December 31, 2013, at the tax authority’s discretion.